Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Services and fees	$ 667,069	$ 460,493	$ 392,080
Trading income (loss) and fair value adjustments on loans	104,018	106,463	(8,004)
Interest income - Loans and securities lending	102,499	77,221	38,277
Sale of goods	29,135	7,935	638
Total revenues	902,721	652,112	422,991
Operating expenses:
Direct cost of services	60,451	58,824	34,754
Cost of goods sold	12,460	7,575	800
Selling, general and administrative expenses	428,537	385,219	310,508
Restructuring charge	1,557	1,699	8,506
Impairment of tradenames	12,500
Interest expense - Securities lending and loan participations sold	42,451	32,144	23,039
Total operating expenses	557,956	485,461	377,607
Operating income	344,765	166,651	45,384
Other income (expense):
Interest income	564	1,577	1,326
(Loss) income from equity investments	(623)	(1,431)	7,986
Interest expense	(65,249)	(50,205)	(33,393)
Income before income taxes	279,457	116,592	21,303
Provision for income taxes	(75,440)	(34,644)	(4,903)
Net income	204,017	81,948	16,400
Net (loss) income attributable to noncontrolling interests	(1,131)	337	891
Net income attributable to B. Riley Financial, Inc.	205,148	81,611	15,509
Preferred stock dividends	4,710	264
Net income available to common shareholders	$ 200,438	$ 81,347	$ 15,509
Basic income per common share (in Dollars per share)	$ 7.83	$ 3.08	$ 0.60
Diluted income per common share (in Dollars per share)	$ 7.56	$ 2.95	$ 0.58
Weighted average basic common shares outstanding (in Shares)	25,607,278	26,401,036	25,937,305
Weighted average diluted common shares outstanding (in Shares)	26,508,397	27,529,157	26,764,856